American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, VA 24501

434-846-1361

October 17, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Pension Investors Trust, Securities Act File No. 002-96538 & Investment Company Act

File No. 811-04262- Supplemental Filing Pursuant to Rule 497

Ladies and Gentlemen:

On behalf of the above-referenced registrant, Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 11, 2011 (Accession No. 0001193125-11-268322), to the Prospectus dated May 31, 2011, for API Efficient Frontier Income Fund, a series of American Pension Investors Trust.

We have reviewed the proposed filing, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 497.

Any questions or comments on the Amendment should be directed to the undersigned at the above-listed number.

Very truly yours,

/s/ David D. Basten
David D. Basten, President